Supplement to Symetra Retirement Passport Group Variable Annuity Prospectus
                       dated May 1, 2010 as supplemented

                       Supplement dated September 8, 2011


The disclosure set forth below replaces the information under the heading "Defined Terms" found in the prospectus on page 4-5.

Home Office	Symetra Life's principal place of business located at
		777 108th Ave NE, Suite 1200,  Bellevue, Washington  98004.
		All communications to Symetra Life should be directed as listed under Inquiries on page 9.


Effective September 14, 2011, the disclosure set forth below replaces the information under Section 1- Inquiries found on page 9 of the prospectus.

INQUIRIES

If you need more information, please contact us at the following:


By Phone:
1-800-796-3872

On the Internet:
http://www.symetra.com

For general correspondence, all written communications, including additional Purchase Payments to your Certificate, and other transactional inquiries, please contact us at:

Symetra Life Insurance Company
PO Box  305156
Nashville, TN 37230-5156


For Overnight Mail:
Symetra Life Insurance Company
100 Centerview Drive, Suite 100
Nashville, TN 37214-3439

       Supplement to Symetra Retirement Passport Group Variable Annuity
                    Statement of Additional Information
                     dated May 1, 2010 as supplemented

                    Supplement dated September 8, 2011


Effective September 14, 2011, for a copy of the prospectus please call 1-800-796-3872, or write to us at Symetra Life Insurance Company, PO Box 305156, Nashville, TN 37230-5156.